Severance Pay Obligations, Net (Tables)	12 Months Ended
Dec. 31, 2017
Classes of employee benefits expense [abstract]
Schedule of Amounts Recognized in the Statements of Financial Position
	Year ended December 31
	2017	2016
	U.S. dollars in thousands
Severance pay obligations	$469	$387
Fair value of plan assets	341	301

Liability in the statements of financial position	$128	$86

Schedule of Principal Actuarial Assumptions	The principal actuarial assumptions used for December 31, 2017 and 2016 were as follows:
	2017	2016
Discount rate	2.8%	3.6%
Future salary increases	4.5%	4.5%